UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	07/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for that series, as appropriate.

Dreyfus Institutional Treasury Securities Cash Advantage Fund

Dreyfus Institutional Treasury and Agency Cash Advantage Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Treasury Securities Cash Advantage Fund
July 31, 2016 (Unaudited)

	Annualized Yield
	on Date of	Principal
U.S. Treasury Bills - 61.9%	Purchase (%)	Amount ($)		Value ($)
8/4/16	0.27	21,000,000		20,999,536
8/11/16	0.10	50,000,000		49,998,611
8/18/16	0.22	119,000,000		118,987,758
8/25/16	0.16	60,000,000		59,993,655
9/8/16	0.26	132,000,000		131,964,280
9/15/16	0.27	75,000,000		74,975,156
10/13/16	0.30	100,000,000		99,939,167
10/27/16	0.40	50,000,000		49,951,667
Total U.S. Treasury Bills
(cost $606,809,830)				606,809,830
U.S. Treasury Floating Rate Notes -
10.2%
8/1/16	0.50	45,000,000	[a]	45,005,985
8/1/16	0.50	10,000,000	[a]	9,998,737
8/1/16	0.56	45,000,000	[a]	45,023,515
Total U.S. Treasury Floating Rate
Notes
(cost $100,028,237)				100,028,237
U.S. Treasury Notes - 27.0%
8/31/16	0.26	5,000,000		5,002,988
9/30/16	0.28	40,000,000		40,177,789
10/15/16	0.46	50,000,000		50,015,523
10/31/16	0.31	169,000,000		170,170,336
Total U.S. Treasury Notes
(cost $265,366,636)				265,366,636
Total Investments (cost $972,204,703)		99.1%		972,204,703
Cash and Receivables (Net)		.9%		8,675,136
Net Assets		100.0%		980,879,839

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Treasury Securities Cash Advantage Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	972,204,703
Level 3 - Significant Unobservable Inputs	-
Total	972,204,703

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Treasury & Agency Cash Advantage Fund
July 31, 2016 (Unaudited)

	Annualized Yield
	on Date of	Principal
U.S. Treasury Bills - 3.8%	Purchase (%)	Amount ($)		Value ($)
10/20/16
(cost $49,961,667)	0.35	50,000,000		49,961,667
U.S. Treasury Floating Rate Notes - 7.2%
8/1/16	0.49	20,000,000	[a]	20,008,628
8/1/16	0.58	75,000,000	[a]	75,015,349
Total U.S. Treasury Floating Rate
Notes
(cost $95,023,977)				95,023,977
U.S. Treasury Notes - 8.3%
8/31/16	0.25	50,000,000		50,030,297
9/30/16	0.64	60,000,000		60,033,744
Total U.S. Treasury Notes
(cost $110,064,041)				110,064,041
Repurchase Agreements - 80.6%
ABN AMRO Bank	0.35	225,000,000		225,000,000
dated 7/29/16, due 8/1/16 in the
amount of $225,006,563 (fully
collateralized by $199,245,218 U.S.
Treasuries (including strips), 1.38%-
3.38%, due 12/31/18-11/15/45,
value $229,500,007)
Bank of Nova Scotia	0.32	232,000,000		232,000,000
dated 7/29/16, due 8/1/16 in the
amount of $232,006,187 (fully
collateralized by $223,880,222 U.S.
Treasuries (including strips), 0%-
6.13%, due 7/31/16-2/15/45, value
$236,640,007)
BNP Paribas	0.33	170,000,000		170,000,000
dated 7/29/16, due 8/1/16 in the
amount of $170,000,000 (fully
collateralized by $158,276,100 U.S.
Treasuries (including strips), 1.38%-
6.63%, due 3/31/20-2/15/27, value
$173,400,098)
Citibank, NA	0.33	100,000,000		100,000,000
dated 7/29/16, due 8/1/16 in the
amount of $100,002,750 (fully
collateralized by $86,887,400 U.S.
Treasuries (including strips), 2%-
8.50%, due 2/15/20-5/15/37, value
$102,000,069)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
Repurchase Agreements - 80.6%	on Date of	Principal
(continued)	Purchase (%)	Amount ($)	Value ($)
Credit Agricole CIB	0.31	240,000,000	240,000,000
dated 7/29/16, due 8/1/16 in the
amount of $240,006,200 (fully
collateralized by $218,396,383 U.S.
Treasuries (including strips), 0%-
4.50%, due 4/15/17-8/15/45, value
$244,800,004)
Mizuho Securities USA	0.34	100,000,000	100,000,000
dated 7/29/16, due 8/1/16 in the
amount of $100,002,833 (fully
collateralized by $98,469,700 U.S.
Treasuries (including strips), 1.88%,
due 6/30/20, value $102,000,093)
Total Repurchase Agreements
(cost $1,067,000,000)			1,067,000,000
Total Investments (cost $1,322,049,685)		99.9%	1,322,049,685
Cash and Receivables (Net)		.1%	1,356,069
Net Assets		100.0%	1,323,405,754

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Treasury & Agency Cash Advantage Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,322,049,685
Level 3 - Significant Unobservable Inputs	-
Total	1,322,049,685

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)